GOODWILL	12 Months Ended
Dec. 31, 2023
Goodwill Disclosure [Abstract]
GOODWILL

5.           GOODWILL

All goodwill are allocated to the product sales reporting unit. The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023, are as follows:

	Ador	Ezbuy	Total
Balance at January 1, 2022	$690	$29,750	$30,440
Effect of exchange rate changes on goodwill	—	(2,263)	(2,263)
Balance at December 31, 2022	$690	$27,487	$28,177
Effect of exchange rate changes on goodwill	—	(784)	(784)
Balance at December 31, 2023	$690	$26,703	$27,393